Borrowings - SYNNEX Japan Credit Facility - Additional Information (Details) - 12 months ended Nov. 30, 2020 - SYNNEX Japan ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Term Loan and Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 143,761	¥ 15,000,000
Line of credit facility, expiration month and year	2021-11
Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 67,088	7,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 76,672	¥ 8,000,000
New Term Loan
Debt Instrument [Line Items]
Interest rate	0.70%
Unused line fees or commitment fees	0.10%